Servicing (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Servicing Details
Annual constant prepayment speed (CPR)	11.46%	10.27%
Weighted average life	244 months	244 months
Discount rate	9.38%	9.26%